UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature, Place, and Date of Signing:

/s/ Jason Kaplan                     New York, NY                     05/11/2005
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           66
                                         -----------
Form 13F Information Table Value Total:     $201,695
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     6476   75569 SH       Sole             11570      0  63999
ABBOTT LABORATORIES            COM              002824100      200    4292 SH       Sole                 0      0   4292
ALTRIA GROUP INC               COM              02209s103     1700   26000 SH       Sole                 0      0  26000
AMERICAN INTERNATIONAL GROUP I COM              026874107      979   17676 SH       Sole                 0      0  17676
ARMOR HLDGS INC COM            COM              042260109     6197  167077 SH       Sole             26327      0 140750
BANK OF AMER CORP              COM              060505104     6033  136800 SH       Sole             23650      0 113150
BRISTOL MYERS SQUIBB CO        COM              110122108      263   10325 SH       Sole                 0      0  10325
CHEVRONTEXACO CORP             COM              166764100     5743   98491 SH       Sole             16475      0  82016
CISCO SYSTEMS INC              COM              17275r102     1855  103663 SH       Sole              1263      0 102400
CITIGROUP INC                  COM              172967101     6392  142239 SH       Sole             19796      0 122443
CLARUS CORP DEL                COM              182707109      315   39650 SH       Sole                 0      0  39650
COCA COLA CO                   COM              191216100     6397  153516 SH       Sole             26700      0 126816
COMCAST CORPORATION NEW SPL CL COM              20030n200     7350  219805 SH       Sole             36900      0 182905
DELL COMPUTER CORP             COM              24702R101     6655  173225 SH       Sole             32300      0 140925
E I DU PONT DE NEMOURS & CO    COM              263534109      307    6000 SH       Sole              3000      0   3000
EMERSON ELECTRIC CO            COM              291011104      300    4626 SH       Sole                 0      0   4626
EQUITABLE RES INC COM          COM              294549100      279    4850 SH       Sole                 0      0   4850
EXXON MOBIL CORP               COM              30231g102    11546  193720 SH       Sole             28000      0 165720
FEDEX CORP COM                 COM              31428X106      308    3275 SH       Sole              2775      0    500
GENERAL ELECTRIC CO            COM              369604103    10596  293845 SH       Sole             43725      0 250120
GENERAL MOTORS CORP COM        COM              370442105      438   14896 SH       Sole                 0      0  14896
GETTY IMAGES INC               COM              374276103      228    3200 SH       Sole              3200      0      0
GILLETTE CO                    COM              375766102     8628  170921 SH       Sole             28950      0 141971
GOLDMAN SACHS GROUP INC        COM              38141g104     5880   53455 SH       Sole              8875      0  44580
HARTFORD FINANCIAL SERVICES GR COM              416515104      177    2575 SH       Sole                 0      0   2575
HOME DEPOT INC                 COM              437076102     5952  155646 SH       Sole             22899      0 132747
HONEYWELL INTL INC             COM              438516106     6376  171347 SH       Sole             30950      0 140397
INTEL CORP                     COM              458140100     6325  272276 SH       Sole             53100      0 219176
INTERNATIONAL BUSINESS MACHINE COM              459200101      637    6970 SH       Sole                 0      0   6970
ITT INDUSTRIES INC             COM              450911102      150    1666 SH       Sole                 0      0   1666
J P MORGAN CHASE & CO          COM              46625h100     5030  145382 SH       Sole             25225      0 120157
JOHNSON & JOHNSON              COM              478160104     7253  108000 SH       Sole             18675      0  89325
MCCORMICK & CO INC NON-VOTING  COM              579780206     3694  107300 SH       Sole             22175      0  85125
MCDONALDS CORP                 COM              580135101      439   14100 SH       Sole                 0      0  14100
MCGRAW HILL COMPANIES INC      COM              580645109      201    2300 SH       Sole                 0      0   2300
MEDTRONIC INC                  COM              585055106     6060  118947 SH       Sole             20600      0  98347
MERCK & CO INC                 COM              589331107     5018  155026 SH       Sole             16575      0 138451
MICROSOFT CORP                 COM              594918104     6416  265439 SH       Sole             50025      0 215414
NORTHERN TRUST CORP            COM              665859104     3173   73050 SH       Sole             11300      0  61750
PEPSICO INC                    COM              713448108      552   10400 SH       Sole                 0      0  10400
PFIZER INC                     COM              717081103     6349  241667 SH       Sole             42900      0 198767
PIMCO CALIF MUN INC II COM     COM                             188   13336 SH       Sole                 0      0  13336
PROCTER & GAMBLE CO            COM              742718109      514    9700 SH       Sole                 0      0   9700
SCHERING PLOUGH CORP COM       COM              806605101      328   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1096   15550 SH       Sole                 0      0  15550
SEACHANGE INTL INC COM         COM              811699107     1918  148100 SH       Sole             25400      0 122700
SEALED AIR CORP NEW COM        COM              81211K100      332    6400 SH       Sole                 0      0   6400
SYSCO CORP                     COM              871829107      322    9000 SH       Sole                 0      0   9000
TEXAS INSTRUMENTS INC          COM              882508104      203    7950 SH       Sole              4150      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     6426   63207 SH       Sole              9635      0  53572
UNIVISION COMMUNICATIONS INC C COM              914906102     4451  160744 SH       Sole             29948      0 130796
WAL-MART STORES INC            COM              931142103     1034   20634 SH       Sole              2000      0  18634
WALT DISNEY CO HOLDING CO      COM              254687106     7178  249858 SH       Sole             42850      0 207008
WEYERHAEUSER CO COM            COM              962166104      832   12150 SH       Sole                 0      0  12150
BP P L C SPONSORED ADR (FRM BP                  055622104      876   14038 SH       Sole                 0      0  14038
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      285    6200 SH       Sole                 0      0   6200
ISHARES INC MSCI JAPAN                          464286848     3966  378035 SH       Sole             60385      0 317650
ISHARES TR DJ US TECH SEC                       464287721      291    6500 SH       Sole              6500      0   6500
DIAMONDS (DOW JONES INDUSTRIAL                  252787106      890    8473 SH       Sole               313      0   8160
ENERGY SELECT SECTOR SPDR                       81369y506      336    7844 SH       Sole               272      0   7572
FINANCIAL SELECT SECTOR SPDR                    81369y605      472   16626 SH       Sole              5484      0  16142
HEALTHCARE SELECT SECTOR SPDR                   81369y209      649   21734 SH       Sole             10882      0  21252
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      750   11800 SH       Sole              4600      0  11800
NASDAQ 100 TRUST SHARES                         631100104      304    8300 SH       Sole              8300      0   8300
OIL SERVICE HOLDRS                              678002106     4846   50405 SH       Sole              8500      0  41905
STANDARD & POORS DEPOSITARY RE                  78462f103     4341   36801 SH       Sole              1464      0  35336